Operating context (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OperatingContextLineItems [Line Items]
Description of operational readjustment flight network	Since the pandemic started, GOL, readjusting its airline network, has had consistent load factors at a level close to 80%, reaching 82.6% in the fourth quarter of 2021, with 97 aircraft operating on December 31, 2021. The flexible business model based on a single type is key to follow fluctuations in demand, observed in more volatile period, with restricted circulation due to the pandemic.
Percentage of occupancy rates	80.00%
Net working capital	R$ 8,393,753,000	R$ 7,152,865,000
Net working capital advance ticket sales	3,969,251	3,309,301
Consolidated deficit	21,053,678	R$ 14,407,092
Map Transportes Aereos [Member]
OperatingContextLineItems [Line Items]
[custom:AcquisitionAmountToBePaid]	R$ 28,000,000
Preferred shares	R$ 28.00
[custom:CashToBePaid]	R$ 25,000,000